Fair Value Of Financial Instruments (Fair Values Of Derivative Instruments) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	$ 1.5	$ 0.2
Derivative Liabilities	3.3	1.7
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	1.5	0.2
Derivative Liabilities	$ 3.3	$ 1.7